UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00126

ALLIANCEBERNSTEIN GROWTH AND INCOME FUND, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: October 31, 2013

Date of reporting period: July 31, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth & Income Fund

Portfolio of Investments

July 31, 2013 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 93.3%
Financials - 22.9%
Capital Markets - 6.2%
BlackRock, Inc. - Class A	120,394	$33,946,292
Goldman Sachs Group, Inc. (The)	169,840	27,858,855
State Street Corp.	515,350	35,904,435

		97,709,582

Commercial Banks - 3.4%
Fifth Third Bancorp	546,620	10,511,503
Wells Fargo & Co.	987,990	42,977,565

		53,489,068

Consumer Finance - 0.8%
Capital One Financial Corp.	171,030	11,804,491

Diversified Financial Services - 4.3%
IntercontinentalExchange, Inc.(a)	68,800	12,552,560
JPMorgan Chase & Co.	995,510	55,479,772

		68,032,332

Insurance - 8.2%
ACE Ltd.	228,040	20,838,295
Berkshire Hathaway, Inc. - Class B(a)	475,570	55,104,296
Brown & Brown, Inc.	654,440	21,589,976
Hartford Financial Services Group, Inc.	280,900	8,668,574
MetLife, Inc.	215,498	10,434,413
Travelers Cos., Inc. (The)	143,450	11,985,247

		128,620,801

		359,656,274

Information Technology - 14.3%
Communications Equipment - 2.6%
Cisco Systems, Inc.	1,581,470	40,406,558

Computers & Peripherals - 3.6%
Apple, Inc.	95,191	43,073,928
NetApp, Inc.	333,760	13,724,211

		56,798,139

Electronic Equipment, Instruments & Components - 2.2%
Avnet, Inc.(a)	262,030	9,870,670
TE Connectivity Ltd.	491,100	25,065,744

		34,936,414

IT Services - 2.9%
Amdocs Ltd.	283,304	10,898,705
International Business Machines Corp.	70,320	13,715,213
NeuStar, Inc. - Class A(a)	370,130	20,756,890

		45,370,808

Semiconductors & Semiconductor Equipment - 0.8%
NVIDIA Corp.	870,490	12,561,171

Software - 2.2%
Cadence Design Systems, Inc.(a)	840,760	12,258,281

Company	Shares	U.S. $ Value
Microsoft Corp.	379,510	$12,079,803
Oracle Corp.	306,080	9,901,688

		34,239,772

		224,312,862

Health Care - 14.2%
Biotechnology - 2.3%
Amgen, Inc.	330,038	35,739,815

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	382,030	13,993,759
Zimmer Holdings, Inc.	115,680	9,656,966

		23,650,725

Health Care Providers & Services - 6.0%
Humana, Inc.	174,680	15,941,297
McKesson Corp.	116,310	14,266,584
UnitedHealth Group, Inc.	886,840	64,606,294

		94,814,175

Pharmaceuticals - 4.4%
Bristol-Myers Squibb Co.	379,190	16,396,176
Merck & Co., Inc.	522,950	25,190,502
Pfizer, Inc.	957,880	27,998,832

		69,585,510

		223,790,225

Consumer Discretionary - 12.6%
Internet & Catalog Retail - 3.9%
Liberty Interactive Corp. - Class A(a)	2,485,079	60,785,032

Leisure Equipment & Products - 1.4%
Mattel, Inc.	196,770	8,270,243
Polaris Industries, Inc.	114,420	12,831,059

		21,101,302

Media - 5.8%
Comcast Corp. - Class A	860,300	38,782,324
Scripps Networks Interactive, Inc. - Class A	265,360	18,779,527
Viacom, Inc. - Class B	469,610	34,173,520

		91,735,371

Multiline Retail - 1.1%
Macy’s, Inc.	366,810	17,731,595

Specialty Retail - 0.4%
O’Reilly Automotive, Inc.(a)	48,860	6,120,204

		197,473,504

Energy - 10.9%
Energy Equipment & Services - 2.6%
Diamond Offshore Drilling, Inc.(b)	338,737	22,844,423
National Oilwell Varco, Inc.	149,149	10,465,785
Transocean Ltd.	168,360	7,939,858

		41,250,066

Company	Shares	U.S. $ Value
Oil, Gas & Consumable Fuels - 8.3%
Chevron Corp.	358,080	$45,078,691
ConocoPhillips	187,110	12,135,955
Exxon Mobil Corp.	522,380	48,973,125
HollyFrontier Corp.	244,210	11,123,766
Occidental Petroleum Corp.	142,720	12,709,216

		130,020,753

		171,270,819

Industrials - 10.8%
Aerospace & Defense - 5.3%
Boeing Co. (The)	602,530	63,325,903
Raytheon Co.	268,810	19,311,311

		82,637,214

Airlines - 0.4%
Delta Air Lines, Inc.(a)	298,350	6,333,971

Industrial Conglomerates - 2.7%
Carlisle Cos., Inc.	187,190	12,680,251
General Electric Co.	1,196,750	29,164,797

		41,845,048

Machinery - 2.4%
Dover Corp.	150,960	12,928,214
Lincoln Electric Holdings, Inc.	91,642	5,410,544
Parker Hannifin Corp.	88,910	9,182,625
Trinity Industries, Inc.	275,050	10,828,718

		38,350,101

		169,166,334

Consumer Staples - 4.2%
Food & Staples Retailing - 1.8%
CVS Caremark Corp.	467,204	28,728,374

Food Products - 1.6%
Kraft Foods Group, Inc.	436,780	24,713,012

Household Products - 0.8%
Energizer Holdings, Inc.	128,540	13,085,372

		66,526,758

Telecommunication Services - 2.1%
Diversified Telecommunication Services - 2.1%
AT&T, Inc.	939,590	33,139,339

Materials - 1.3%
Metals & Mining - 0.6%
Reliance Steel & Aluminum Co.	127,800	8,971,560

Paper & Forest Products - 0.7%
Domtar Corp.	169,470	11,779,860

		20,751,420

Total Common Stocks (cost $1,096,905,588)		1,466,087,535

Company	Shares	U.S. $ Value
SHORT-TERM INVESTMENTS - 6.6%
Investment Companies - 6.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.09%(c) (cost $103,071,294)	103,071,294	$103,071,294

Total Investments Before Security Lending Collateral for Securities Loaned - 99.9% (cost $1,199,976,882)		1,569,158,829

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%
Investment Companies - 0.4%
AllianceBernstein Exchange Reserves - Class I, 0.07%(c) (cost $6,619,559)	6,619,559	6,619,559

Total Investments - 100.3% (cost $1,206,596,441)(d)		1,575,778,388
Other assets less liabilities - (0.3)%		(4,077,092)

Net Assets - 100.0%		$1,571,701,296

(a)	Non-income producing security.
(b)	Represents entire or partial securities out on loan.
(c)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(d)	As of July 31, 2013, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $375,546,484 and gross unrealized depreciation of investments was $(6,364,537), resulting in net unrealized appreciation of $369,181,947.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

AllianceBernstein Growth & Income Fund

July 31, 2013 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2013:

Investments in Securities:	Level 1	Level 2		Level 3		Total
Assets:
Common Stocks*	$1,466,087,535	$	– 0 –	$	– 0 –	$1,466,087,535
Short-Term Investments	103,071,294		– 0 –		– 0 –	103,071,294
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	6,619,559		– 0 –		– 0 –	6,619,559

Total Investments in Securities	1,575,778,388		– 0 –		– 0 –	1,575,778,388
Other Financial Instruments**	– 0 –		– 0 –		– 0 –	– 0 –

Total^	$1,575,778,388	$	– 0 –	$	– 0 –	$1,575,778,388

*	See Portfolio of Investments for sector classifications.
**	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.
^	There were no transfers between Level 1 and Level 2 during the reporting period.

The Fund recognizes all transfers between levels of the fair value hierarchy assuming the financial instruments were transferred at the beginning of the reporting period.

The Adviser has established a Valuation Committee (the “Committee”) which is responsible for overseeing the pricing and valuation of all securities held in the Fund. The Committee operates under pricing and valuation policies and procedures established by the Adviser and approved by the Board, including pricing policies which set forth the mechanisms and processes to be employed on a daily basis to implement these policies and procedures. In particular, the pricing policies describe how to determine market quotations for securities and other instruments. The Committee’s responsibilities include: 1) fair value and liquidity determinations (and oversight of any third parties to whom any responsibility for fair value and liquidity determinations is delegated), and 2) regular monitoring of the Adviser’s pricing and valuation policies and procedures and modification or enhancement of these policies and procedures (or recommendation of the modification of these policies and procedures) as the Committee believes appropriate.

The Committee is also responsible for monitoring the implementation of the pricing policies by the Adviser’s Pricing Group (the “Pricing Group”) and a third party which performs certain pricing functions in accordance with the pricing policies. The Pricing Group is responsible for the oversight of the third party on a day-to-day basis. The Committee and the Pricing Group perform a series of activities to provide reasonable assurance of the accuracy of prices including: 1) periodic vendor due diligence meetings, review of methodologies, new developments and process at vendors, 2) daily compare of security valuation versus prior day for all securities that exceeded established thresholds, and 3) daily review of unpriced, stale, and variance reports with exceptions reviewed by senior management and the Committee.

In addition, several processes outside of the pricing process are used to monitor valuation issues including: 1) performance and performance attribution reports are monitored for anomalous impacts based upon benchmark performance, and 2) portfolio managers review all portfolios for performance and analytics (which are generated using the Adviser’s prices).

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Growth and Income Fund, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	September 23, 2013

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	September 23, 2013